REPORT TO STOCKHOLDERS

To the Stockholders:

The Annual Report of The Old Dominion Investors’ Trust, Inc. covers the 12-month period of our year from September 1, 2001 through August 31, 2002.

Management continued to purchase good quality blue chip stocks listed on the New York Stock Exchange. All securities that are purchased for the Fund must have paid continuous dividends for at least 10 years.

We focus on buying and adding stocks of companies with dividends and good prospects for improving earnings. Recently, in some cases, dividend yields have moved higher than short-term interest rates in a number of sectors to stand at a level at which they could support share prices. We believe we could begin to see greater importance attached to cash dividends.

The Fund, through August 31, 2002, realized $154,131 from expired put and call options ($.38 per share). This income is distributed to stockholders in the form of cash dividends. We will continue to sell options on portfolio securities as market conditions warrant. Management believes this is a good strategy to achieve above average income. Otherwise, high yields are just not to be found in many stocks.

The Fund will continue to seek out attractive investments that sell at reasonable prices in relation to earnings.

Sincerely yours,

Cabell B. Birdsong
President, Investors Security Company, Inc.
Investment Advisor and Manager

James F. Hope
President, Old Dominion Investors’ Trust, Inc.

October 15, 2002

Comparison of the Change in a $10,000 Investment in Old Dominion Investors’ Trust and the Standard & Poors 500 Index as of August 31, 2002

Average Annual Returns for the periods ended August 31, 2001*

1 Year	5 Year	10 Year
-19.82%	-3.15%	5.52%

*	Average annual return for the Fund assumes the purchase of shares at the maximum offering price and the deduction of all fees and expenses

Value at August 31,	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001	2002
Old Dominion Investors’ Trust	$9,602	$10,582	$11,209	$13,236	$15,130	$19,282	$19,202	$23,400	$21,502	$20,500	$17,121
Standard & Poors 500 Index	$10,000	$11,523	$12,153	$14,761	$17,524	$24,644	$26,638	$37,247	$43,326	$32,759	$26,864

Performance and data represent past performance. Investment return and principal value of an investment in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS
August 31, 2002

Shares		Value
COMMON STOCKS: 97.6%

Aerospace/Defense: 2.3%
2,300	United Technologies Corp.	$ 136,597

Chemicals: 2.0%
4,000	Dow Chemical Co.	120,880

Communications: 7.0%
7,550	AT&T Corp.	92,261
2,429	AT&T Wireless Services, Inc.	11,999
6,900	Motorola, Inc.	82,800
2,500	Nortel Networks Corp.	2,625
3,400	SBC Communications, Inc.	84,116
1,700	Tyco International Ltd.	26,673
4,000	Verizon Communications, Inc.	124,000

		424,474

Computers: 3.4%
4,500	Hewlett-Packard Co.	60,435
1,900	Intl Business Machines Corp.	143,222

		203,657

Consumer Goods and Services: 20.2%
4,300	Carnival Corp.	105,221
2,000	Colgate-Palmolive Co.	109,100
2,000	Eastman Kodak Co.	61,080
4,300	General Electric Co.	129,645
3,000	H.J. Heinz Co.	113,310
1,600	Kimberly-Clark Corp.	95,744
4,000	Masco Corp.	96,640
5,000	McDonalds Corp.	118,800
3,298	MeadWestvaco Corp.	76,810
2,500	Pepsico, Inc.	98,875
2,000	Philip Morris Companies, Inc.	100,000
900	3M Co.	112,456

		1,217,681

Energy Products: 12.4%
2,400	Dominion Resources, Inc.	150,504
4,100	Duke Energy Corp.	110,003
4,000	El Paso Corp.	67,640
4,700	Enron Corp.	1,050
2,984	Exxon Mobil Corp.	105,783
2,500	Royal Dutch Petroleum Co.—NY Shares	113,000
2,300	Schlumberger Ltd.	99,383
2,000	TXU Corp.	96,720

		744,083

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS
August 31, 2002

Shares		Value

Entertainment: 2.0%
3,100	AOL Time Warner, Inc.	$ 39,215
5,000	Walt Disney Co.	78,400

		117,615

Financial Services: 15.6%
5,000	American Express Company	180,300
2,000	Bank of America Corp.	140,160
100	Bank of New York Co., Inc.	3,515
1,000	Wachovia Corp.	36,850
5,000	FleetBoston Financial Corp.	120,650
6,050	JP Morgan Chase & Co.	159,720
4,500	MBNA Corp.	90,900
3,000	Merrill Lynch & Co., Inc.	108,660
2,400	Morgan Stanley	102,528

		943,283

Industrial Manufacturing: 7.4%
3,000	Boeing Co.	111,210
3,500	E.I. Du Pont De Nemours and Co.	141,085
1,000	Emerson Electric Co.	48,780
7,000	Ford Motor Company	82,390
3,300	Texas Instruments, Inc.	65,010

		448,475

Information Services: 2.4%
1,500	McGraw-Hill Companies, Inc.	95,115
1,000	New York Times Co.	47,200

		142,315

Insurance: 6.4%
2,550	American International Group, Inc.	160,140
1,700	Cigna Corp.	144,704
2,600	St. Paul Companies, Inc.	79,092

		383,936

Pharmaceutical: 4.8%
3,600	Pfizer, Inc.	119,088
1,800	Pharmacia Corp.	78,660
3,900	Schering-Plough Corp.	90,012

		287,760

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS
August 31, 2002

Shares		Value

Retail: 5.9%
2,100	The Gap, Inc.	$ 24,633
2,700	Home Depot, Inc.	88,911
3,200	Gillette Company	100,896
2,000	Sears, Roebuck & Co.	91,020
1,000	Wal-Mart Stores, Inc.	53,480

		358,940

Transportation: 5.8%
3,500	Burlington Northern Santa Fe Corp.	100,660
2,600	CSX Corp.	90,558
3,100	Delta Air Lines, Inc.	54,467
5,000	Norfolk Southern Corp.	104,650

		350,335

	Total common stocks (Cost $8,850,886)	5,880,031

Total Investments in Securities (Cost $8,850,886)* (Notes 1A and 2)	97.6%	5,880,031
Cash and Other Assets in Excess of Liabilities—Net	2.4%	142,851

Total Net Assets	100.0%	$6,022,882

* Cost for federal income tax purposes is $8,850,886 and net unrealized depreciation consists of:
Gross Unrealized Appreciation		$43,607
Gross Unrealized Depreciation		(3,014,462)

Net Unrealized Depreciation		$(2,970,855)

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN
August 31, 2002

Number of Contracts	COVERED CALL OPTIONS	Value
10	American Express Co., October $42.50	$300
10	American International Group, Inc., January $85	300
10	American Express Co., January $42.50	1,175
10	American Express Co., January $50	275
10	AOL Time Warner, Inc., January $40	50
8	Bank of America Corp., November $80	320
20	Boeing Co., November $50	400
20	Burlington Northern Santa Fe Corp., January $35	500
20	Carnival Corp., January $30	1,000
10	Carnival Corp., January $35	150
9	Cigna Corp., January $100	1,507
10	Colgate-Palmolive CO., January $60	1,350
13	CSX Corp., February $40	1,527
10	Delta Air Lines Inc., October $45	50
20	Walt Disney Co., January $25	200
20	Walt Disney Co., January $30	100
12	Dominion Resources, Inc., October $65	2,160
20	Dow Chemical Co., September $40	100
10	E.I. Du Pont De Nemour and Co., October $50	100
10	E.I. Du Pont De Nemour and Co., October $55	50
10	Eastman Kodak Co., October $35	350
10	Emerson Electric Co., September $60	100
15	Exxon Mobil Corp., October $45	150
10	FleetBoston Financial Corp., October $40	100
20	Ford Motor Co., Sept $20	100
10	General Electric Co., September $47.50	50
12	Gillette Co., December $40	150
20	Gillette Co., September $40	100
20	H.J. Heinz Co., September $45	300
15	Hewlett Packard Co., February $22.5	225
10	International Business Machines Corp., October $115	50
20	J.P. Morgan Chase & Co., January $45	300
20	J.P. Morgan Chase & Co., September $40	100
10	Kimberly-Clarke Corp., October $70	100
20	Masco Corp., January $30	850
15	MBNA Corp., September $28.38	225
20	McDonald’s Corp., September 32.50	100
10	McDonald’s Corp., September 30	50
15	McGraw-Hill Companies, Inc., January $70	2,738
15	MeadWestvaco Corp., October $30	375
10	Merrill Lynch & Co., Inc., October $70	50
9	Minnesota Mining & Mfg. Co., September $135	360
10	Morgan Stanley, January $55	900
30	Motorola, Inc., January $25	150

OLD DOMINION INVESTORS’ TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN
August 31, 2002

Number of Contracts		Value
	COVERED CALL OPTIONS
10	New York Times Co., January $50	$2,350
10	Norfolk Southern Santa Fe Corp., December $27.50	225
20	Norfolk Southern Santa Fe Corp., September $25	200
10	Pepsico, Inc., October $55	100
10	Pfizer, Inc., September $45	50
10	Pfizer, Inc., September $47.50	50
18	Pharmacia Corp., October $50	1,890
10	Philip Morris Companies, Inc., September $50	1,150
10	Philip Morris Companies, Inc., September $60	50
10	Royal Dutch Petroleum Co., October $60	50
14	SBC Communications, Inc., January $35	385
10	SBC Communications, Inc., October $45	50
11	Schlumberger Ltd., November $60	138
10	Sears, Roebuck & Co., September $55	50
10	Texas Instruments, Inc., October $42.50	100
10	TXU Corporation, September $45	3,500
10	TXU Corporation, October $50	1,450
12	United Technologies Corp., November $80	300
20	Verizon Communications, Inc., January $40	1,400
10	Walmart Stores, Inc., September $70	50

	Total (premiums received $66,236)	33,125

	PUT OPTIONS
6	Emerson Electric Co., December $50	2,640
10	MBNA Corp., September $23.38	5,025

	Total (premiums received $4,883)	7,665

	Total (premiums received $71,119) (Notes 1A, 1D and 3)	$40,790

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002

ASSETS
Investments in securities, at value (identified cost $8,850,886) (Notes 1A and 2)	$5,880,031
Cash	179,205
Dividends and interest receivable	15,386
Prepaid expenses	22,398

Total assets	$6,097,020

LIABILITIES
Payable for fundshare redeemed	$16,100
Advisory fee accrued	2,559
Accrued expenses	14,689
Options written, at value (premiums received $71,119) (Note 3)	40,790

Total liabilities	$74,138

NET ASSETS
(Applicable to 398,235 shares of capital stock outstanding; 500,000 shares of $12.50 par value authorized)	$6,022,882

Computation of offering price
Net asset value and redemption price per share ($6,022,882 divided by 398,235 shares)	$15.12

Offering price per share (100/96 of net asset value)*	$15.75

* On investments of $100,000 or more the offering price is reduced.

Net assets consist of
Paid-in capital	$8,939,969
Accumulated net realized gain on investments	23,439
Net unrealized depreciation of investments	(2,940,526)

$6,022,882

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF OPERATIONS
Year ended August 31, 2002

INVESTMENT INCOME
Income
Dividends	$141,309
Interest	3,186

Total income	144,495

Expenses
Investment management fee (Note 4)	35,887
Legal fees	29,052
Insurance expense	16,257
Printing shareholder reports	21,346
Auditing fees	13,000
Directors’ fees	8,000
Registration fees	3,427
Transfer agent expenses	40,998
Distribution expenses	6,844

Total expenses	174,811

NET INVESTMENT INCOME	(30,316)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on option contracts written	154,131
Net realized gain on investments	250,280
Net change in unrealized depreciation of investments and option contracts written	(1,586,240)

NET LOSS ON INVESTMENTS	(1,181,829)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,212,145)

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF CHANGES IN NET ASSETS
Year ended August 31, 2002

	2002	2001
OPERATIONS
Net investment income (loss)	$(30,316)	$19,463
Net realized gain on option contracts written	154,131	369,612
Net realized gain (loss) on investments	250,280	(603,488)
Net change in unrealized depreciation of investments and option contracts written	(1,586,240)	(175,599)

Net increase (decrease) in net assets resulting from operations	(1,212,145)	(390,012)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income ($0.00 and $0.05 per share, respectively)	—	(19,463)
Distributions from net realized gain on investments ($0.12 and $0.20 per share, respectively)	(48,087)	(85,880)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from the change in the number of outstanding shares(a)	(318,228)	(313,799)

Total increase (decrease) in net assets	(1,578,460)	(809,154)

NET ASSETS
Beginning of the period	7,601,342	8,410,496

End of the period	$6,022,882	$7,601,342

(a)	Transactions in capital shares were as follows:

	2002		2001
	Shares	Amount	Shares	Amount
Shares sold	50,442	$880,001	42,764	$811,600
Shares issued in reinvestment of distributions from net investment income and realized gain on investments and options contracts written	2,656	39,419	4,315	79,915

	53,098	919,420	47,079	891,515
Shares redeemed	(71,477)	(1,237,648)	(63,930)	(1,205,314)

Net increase (decrease)	(18,379)	$(318,228)	(16,851)	$(313,799)

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

FINANCIAL HIGHLIGHTS
Year ended August 31, 2002

	Year ended August 31, 2002	Years ended August 31,
		2001	2000	1999	1998
Per Share Operating Performance
Net asset value, beginning of period	$18.25	$19.40	$23.56	$22.96	$26.81
Income (loss) from investment operations
Net investment income	(0.08)	0.05	0.10	0.34	0.40
Net realized and unrealized gain (loss) on investments	(2.93)	(0.95)	(1.94)	4.33	(0.38)

Total from investment operations	(3.01)	(0.90)	(1.84)	4.67	0.02

Less distributions
Distributions from net investment income	—	0.05	0.23	0.47	0.22
Distributions from net realized gains on investments	0.12	0.20	2.09	3.60	3.65

Total distributions	0.12	0.25	2.32	4.07	3.87

Net asset value, end of period	$15.12	$18.25	$19.40	$23.56	$22.96

Total Return*	-16.48%	-4.66%	-8.11%	21.86%	-0.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,023	$7,601	$10,669	$10,669	$8,896
Ratio to average net assets
Expenses	2.44%	1.93%	1.99%	1.07%	1.08%
Net investment income	-0.42%	0.24%	0.48%	1.47%	1.48%
Portfolio turnover rate	47%	81%	50%	87%	86%

*	Calculated without deduction of sales load.

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS
August 31, 2002

(1)    SIGNIFICANT ACCOUNTING POLICIES

Old Dominion Investors’ Trust, Inc. (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust’s objective will be achieved. The Trust’s assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust’s portfolio.

The following is a summary of the significant accounting policies followed by the Trust:

Security Valuation
Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust’s Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.

Federal Income Taxes
The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Security Transactions and Dividends
As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Option Accounting Principles
When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

Use of Estimates
In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2002

(2)    INVESTMENTS

During the year ended August 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $3,294,631 and $3,224,353, respectively.

(3)    OPTIONS WRITTEN

A summary of option contracts written by the Trust during the six months ended August 31, 2002 is as follows:

	Calls		Puts
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding at beginning of period	760	$79,428	40	$16,798
Options written	1,818	142,405	78	18,459
Options closed	(100)	(11,326)	(10)	(2,610)
Options expired	(1,529)	(136,636)	(52)	(12,700)
Options exercised	(96)	(7,635)	(40)	(15,064)

Options outstanding at end of period	853	$66,236	16	$4,883

As of August 31, 2002, portfolio securities valued at $2,968,009 were subject to covered call options written by the Trust.

At August 31, 2002, the Fund had a cash balance of $49,998 which is held in a segregated account at its custodian bank to cover the Fund’s commitments under open put option contracts written.

(4)    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Security Company, Inc. (“Investors Security”) provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust’s registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust’s shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust’s average net assets.

The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the “Plan”), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors’ Security Company, Inc. (“ISC”), for expenses incurred in the distribution of the Trust’s shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by the Fund were $6,844 for the year ended August 31, 2002.

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2002

Investors Security is a registered securities broker/dealer and serves as the Trust’s principal underwriter. For the year ended August 31, 2002, Investors Security received $26 in underwriter’s concessions and $17,176 in commissions as a retail dealer in the Trust’s shares. Investors Security also received $35,091 in brokerage commissions on the execution of certain of the Trust’s portfolio transactions.

Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

(5)    DISTRIBUTIONS TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of dividends and distributions paid during the years ended 2002 and 2001 were as follows:

	2002	2001
Distributions paid from
Net investment income	$—	$19,463
Short-term capital gain	48,087	85,880

Total distribution	$48,087	$105,343

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed capital gain (loss)	23,439
Unrealized depreciation	(2,940,526)

Distributable earnings	$(2,917,087)

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2002

(6)    FUND MANAGEMENT

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (757) 539-2396.

Name, (Age), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee/ Director

DISINTERESTED DIRECTORS

William B. Ballard (74) 1249 River Road Suffolk, VA 23434	Since 1976	Investments	1	Louise Obici Memorial Hospital Foundation Board

E. Grier Ferguson (50) PO Box 1458 Suffolk, VA 23439	Since 1992	Attorney	1	Director of BB&T Corporation

Frank M. Rawls (50) PO Box 1458 Suffolk, VA 23439	Since 1994	Attorney	1	Norfolk Christian School

INTERESTED DIRECTORS

Cabell B. Birdsong (67) 805 W. River Drive Suffolk, VA 23434	Since 1988	President of Investors Security Company, Inc.	1	None

James F. Hope (85) 704 Jones Street Suffolk, VA 23434	Since 1954	Retired	1	None

Peter D. Pruden III (57) 826 Riverview Drive Suffolk, VA 23434	Since 1979	Vice President of Smithfield Ham and Products Company. Retired since July of 2001	1	Director of Farmers Bank Louise Obici Memorial Hospital Board Foundation

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of
Old Dominion Investors’ Trust, Inc.
Suffolk, Virginia

We have audited the accompanying statement of assets and liabilities of Old Dominion Investors’ Trust, Inc., including the portfolio of investments and schedule of option contracts written, as of August 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Dominion Investors’ Trust, Inc. as of August 31, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
September 18, 2002

OLD DOMINION INVESTORS’ TRUST, INC.
110 BANK STREET
SUFFOLK, VIRGINIA 23434
PHONE 757-539-2396

Custodian
PFPC Trust. Co.
8800 Tinicum Blvd.
Philadelphia, PA 19153

Counsel
Troutman Sanders, LLP
999 Waterside Drive
Norfolk, VA 23514-3670

Auditors
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, PA 19102-1732

Manager, Underwriter
Investors’ Security Company, Inc.
110 Bank Street
Suffolk, Virginia 23434
Phone: 757-539-2396

Transfer Agent
PFPC, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA 19406-0903
Phone: 610-239-4500

OLD
DOMINION
INVESTORS TRUST, INC.
A mutual fund since 1951

ANNUAL REPORT
AUGUST 31, 2002